Results by business segment	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Results by business segment
Note 13	Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into five
business segments: Personal Banking, Commercial Banking, Wealth Management, Insurance and Capital Markets.

	For the three months ended April 30, 2026
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,715	$1,844	$1,429	$–	$1,315	$203	$8,506
Non-interest income	1,334	315	4,525	345	2,628	(200)	8,947
Total revenue	5,049	2,159	5,954	345	3,943	3	17,453
Provision for credit losses	492	247	55	–	117	1	912
Non-interest expense	1,987	730	4,379	75	2,097	169	9,437
Income (loss) before income taxes	2,570	1,182	1,520	270	1,729	(167)	7,104
Income taxes (recoveries)	700	328	335	52	245	(65)	1,595
Net income	$1,870	$854	$1,185	$218	$1,484	$(102)	$5,509
Non-interest expense includes:
Depreciation and amortization	$271	$26	$264	$9	$147	$2	$719

	For the three months ended April 30, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,519	$1,734	$1,301	$–	$1,275	$227	$8,056
Non-interest income	1,286	328	4,096	338	2,026	(458)	7,616
Total revenue	4,805	2,062	5,397	338	3,301	(231)	15,672
Provision for credit losses	654	539	86	–	146	(1)	1,424
Non-interest expense	1,952	698	4,098	80	1,885	17	8,730
Income (loss) before income taxes	2,199	825	1,213	258	1,270	(247)	5,518
Income taxes (recoveries)	597	228	284	47	68	(96)	1,128
Net income	$1,602	$597	$929	$211	$1,202	$(151)	$4,390
Non-interest expense includes:
Depreciation and amortization	$271	$27	$318	$24	$137	$1	$778

	For the six months ended April 30, 2026
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$7,546	$3,739	$2,883	$–	$2,533	$390	$17,091
Non-interest income	2,741	627	9,155	683	5,428	(312)	18,322
Total revenue	10,287	4,366	12,038	683	7,961	78	35,413
Provision for credit losses	1,023	533	73	–	373	–	2,002
Non-interest expense	4,007	1,455	8,763	153	4,216	306	18,900
Income (loss) before income taxes	5,257	2,378	3,202	530	3,372	(228)	14,511
Income taxes (recoveries)	1,425	661	722	99	410	(100)	3,217
Net income	$3,832	$1,717	$2,480	$431	$2,962	$(128)	$11,294
Non-interest expense includes:
Depreciation and amortization	$542	$52	$519	$21	$290	$3	$1,427

	For the six months ended April 30, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$7,024	$3,530	$2,695	$–	$2,193	$562	$16,004
Non-interest income	2,592	659	8,270	744	4,864	(722)	16,407
Total revenue	9,616	4,189	10,965	744	7,057	(160)	32,411
Provision for credit losses	1,142	878	167	–	288	(1)	2,474
Non-interest expense	3,967	1,408	8,302	167	3,926	216	17,986
Income (loss) before income taxes	4,507	1,903	2,496	577	2,843	(375)	11,951
Income taxes (recoveries)	1,227	529	587	94	209	(216)	2,430
Net income	$3,280	$1,374	$1,909	$483	$2,634	$(159)	$9,521
Non-interest expense includes:
Depreciation and amortization	$545	$53	$635	$22	$281	$—	$1,536

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of Interest expense as we rely primarily on Net interest income as a performance measure.

Total assets and total liabilities by business segment

	As at April 30, 2026
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$583,830	$198,930	$195,249	$32,734	$1,281,230	$104,107	$2,396,080
Total liabilities	583,822	198,928	193,699	32,562	1,280,592	(34,296)	2,255,307

	As at October 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$574,456	$196,254	$196,129	$32,405	$1,223,853	$101,909	$2,325,006
Total liabilities	574,462	196,252	194,689	32,234	1,223,212	(34,994)	2,185,855